THOMPSON	ATLANTA CINCINNATI COLUMBUS NEW YORK
HINE	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

July 21, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:

Catalyst Funds  - File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Catalyst Funds (the “Trust”) hereby submits Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(a)(1) promulgated under the Securities Act of 1933.  The main purpose of the filing is to add certain limited disclosures to the "Principal Investment Strategies" and "Principal Risks of Investing in the Fund" sections of the Catalyst Strategic Value Fund and to add a new class of shares to the Catalyst/Groesbeck Growth of Income Fund.

On behalf of the Trust, we hereby request selective review of the Amendment.  The Prospectus and Statement of Additional Information (“SAI”) of the Trust are substantially similar to the Prospectus and SAI of the Trust which have been previously reviewed by the Commission’s staff, except as noted herein.  The following sections of the Trust's Prospectus are materially different than the Trust's current prospectus: the "Principal Investment Strategies" section of the Catalyst Strategic Value Fund has been revised to disclose the fact the Fund's investment adviser may utilize futures contracts on stock indices and may write covered calls on certain positions held in the Fund.  Corresponding risk disclosures related to futures and options have also been added to the "Principal Risks of Investing in the Fund" sections.

With regard to the Catalyst/Groesbeck Growth of Income Fund, the only material differences between the Class I shares prospectus filed herewith and the existing Class A and C prospectus are in the Fee Table indicating the fees for the Class I shares.

If you have any comments or questions, please contact Marc Collins at (513) 352-6774.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP